Taxation - Income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income/(loss) before income tax expenses
Income /(loss) before income tax expenses, International entities	$ (8,821)	$ (16,367)	$ (14,358)
Income /(loss) before income tax expenses, PRC entities	1,775	1,453	1,574
Loss before income tax	(7,046)	(14,914)	(12,784)
Current income tax expenses, International entities	149	281	50
Current income tax expenses, PRC entities	112
Current income tax expenses	261	281	50
Deferred income tax expenses/(benefit), International entities	15	(163)	10
Deferred income tax benefit	15	(163)	10
Income tax expenses, International entities	164	118	60
Income tax expenses, PRC entities	112
Income tax expenses	$ 276	$ 118	$ 60